Lease liabilities	6 Months Ended
Jun. 30, 2025
Presentation of leases for lessee [abstract]
Lease liabilities
20. Lease liabilities
Lifezone's leases include leases of office space, warehouse and accommodation units in Tanzania and Australia. Right-of-use (“ROU”) lease assets and lease liabilities are recognized for such leases at the commencement date based on the present value of lease payments over the lease term. Lifezone does not recognize a related ROU asset and lease liability for short-term leases having a lease term of twelve months or less.
For the six months ended June 30, 2025 and 2024 Lifezone recognized an expense of $216,014 and $226,332 respectively relating to short-term leases.
The analysis of lease liabilities is presented below:

Lease liabilities
$
As at January 1, 2024	1,787,702
Additions	225,761
Interest accretion on lease liabilities	86,407
Payments	(534,055)
Foreign exchange impact	(147,119)
As at December 31, 2024	1,418,696
Interest accretion on lease liabilities	26,954
Payments	(287,314)
Reassessment of lease liability	(160,014)
As at June 30, 2025	998,322

Current	566,590
Non-current	431,732
As at June 30, 2025	998,322
Shown below is the maturity analysis of the undiscounted minimum lease payments:

	June 30, 2025	December 31, 2024
Undiscounted future lease payments	$	$

Less than 1 year	593,494	664,254
More than 1 year but less than 5 years	446,451	827,500
Total	1,039,945	1,491,754